Schedule of Components of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Items Giving Rise to Deferred Tax Liabilities - Excess Tax Depreciation and Amortization	$ (157,260)	$ (153,045)
Items Giving Rise to Deferred Tax Liabilities - Depletion	(21,911)	(18,374)
Items Giving Rise to Deferred Tax Liabilities - Repair Parts	(2,446)	(3,376)
Items Giving Rise to Deferred Tax Liabilities - State Income Taxes, net	(12,552)	(13,708)
Items Giving Rise to Deferred Tax Liabilities - Other	(4,147)	(5,359)
Items Giving Rise to Deferred Tax Liabilities - Total Deferred Tax Liabilities	(198,316)	(193,862)
Items Giving Rise to Deferred Tax Assets - Accrual Changes	11,855	10,557
Items Giving Rise to Deferred Tax Assets - Bad Debts	3,604	2,264
Items Giving Rise to Deferred Tax Assets - Uniform Capitalization	2,174	835
Items Giving Rise to Deferred Tax Assets - Deferred Revenue	700	4,382
Items Giving Rise to Deferred Tax Assets - Long-term Incentive Compensation Plan	11,458	8,318
Items Giving Rise to Deferred Tax Assets - Other	6,846	7,118
Items Giving Rise to Deferred Tax Assets - Total Deferred Tax Assets	$ 36,637	$ 33,474